SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2012:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated
Revenues	112,786	46,234	6,478	165,498
Cost of revenues	107,976	4,864	4,303	117,143

Gross profit	4,810	41,370	2,175	48,355
Unallocated operating expenses				(52,260)
Unallocated non-operating income, net				2,901

Loss before income tax expense				(1,004)

Year ended December 31, 2011:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				(36,823)
Unallocated non-operating income, net				2,499

Income before income tax expense				50,184

Year ended December 31, 2010:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	162,623	24,776	5,002	192,401
Cost of revenues	118,224	2,867	2,715	123,806

Gross profit	44,399	21,909	2,287	68,595
Unallocated operating expenses				(27,062)
Unallocated non-operating expenses, net				(1,043)

Income before income tax expense				40,490